Other liabilities (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Warrant outstanding, beginning of year	5,097,550	2,289,667
Shares granted share		2,807,883
Vested, end of year	5,097,550	5,097,550
Warrant outstanding, end of year	5,097,550	5,097,550
Weighted average exercise price beginning balance	$ 4.50	$ 4.50
Weighted average exercise price granted	0	4.50
Weighted average exercise price ending balance	$ 4.50	$ 4.50
Performance Share Unit Plan [Member]
Statement [Line Items]
Warrant outstanding, beginning of year	787,584	648,246
Shares granted share	107,582	139,338
Vested, end of year	0	0
Warrant outstanding, end of year	895,166	787,584
Weighted average exercise price beginning balance	$ 1.36	$ 1.36
Weighted average exercise price granted	0.23	1.36
Weighted average exercise price ending balance	0.23	1.36
Weighted average exercise price Vested, end of year	$ 0	$ 0